Intangible Assets (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 14, 2023	Jul. 10, 2023	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Issuance of common shares, shares						300,000
Equity in SRM losses					$ 599,155	$ 864,418
Purchase price, shares		5,000,000
Additional earn-our provisions		$ 2,468,500				2,468,500
Cash		200,000	$ 3,833,349		348,816	$ 3,833,349
Purchase price, amount					76,000		$ 192,000
Purchased assets, consideration		5,500,000
Cash proceeds		11,000,000
Payment in cash		2,500,000
Proceeds from warrants		14,000,000
Exercise price			$ 2.79			$ 2.79
Additional cash		$ 3,000,000
Amortization expense					407,400	$ 157,443
GBB Drink Lab Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Additional payment					$ 175,000
Warrant [Member]
Finite-Lived Intangible Assets [Line Items]
Share price		$ 1.00
Common Stock [Member]
Finite-Lived Intangible Assets [Line Items]
Share price		1.00
Exercise price		$ 1.40
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Additional earn-our provisions			$ 2,000,000
Purchase price, amount		$ 2,668,500
Amortized life					12 years
Restricted Common Stock [Member]
Finite-Lived Intangible Assets [Line Items]
Additional earn-our provisions		$ 2,468,500
SRM Entertainment [Member]
Finite-Lived Intangible Assets [Line Items]
Issuance of common shares, shares	4,609,166
Dividend shares	$ 1,521,025
Deconsolidation loss	$ 409,549				$ (409,549)
Equity in SRM losses				$ 599,155	(599,155)	$ (864,418)
Number of shares sold				350,000
Sale of shares of SRM common stock				$ 57,452	$ 57,452
Carrying value				$ 0.00
SRM Entertainment Limited [Member]
Finite-Lived Intangible Assets [Line Items]
Ownership percentage	52.00%		48.00%			48.00%